GENERAL	12 Months Ended
Dec. 31, 2018
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Gamida Cell Ltd. (the “Company”), founded in 1998, is a clinical-stage biopharmaceutical company that develops novel curative treatments for orphan indications, including hematological malignancies and rare genetic diseases using stem cells and natural killer (NK) cells.

b.
On October 30, 2018, the Company closed an Initial Public Offering (“IPO”) of its ordinary shares on the Nasdaq, under the symbol “GMDA” which resulted in the sale of 6,250,000 ordinary shares at a public offering price of $8 per share, before underwriting discounts. The underwriters purchased 398,368 additional shares at a public offering price of $8 per share. The Company received net proceeds from the IPO of approximately $47,241 (net of issuance costs and underwriting discounts of approximately $5,947). Upon the closing of the IPO, all of the Company’s outstanding preferred shares automatically converted into 17,289,289 ordinary shares.

c.
The Company uses its proprietary platform NAM technology to expand in culture, highly functional cells derived from umbilical cord blood or peripheral blood, while enhancing the potential therapeutic efficacy of these cells.

The Company’s lead product candidate, NiCord®, is currently being developed in a pivotal Phase 3 clinical study to treat patients with various hematologic malignancies, such as leukemias and lymphomas, who are indicated to receive a donor-derived hematopoietic stem cell transplant (bone marrow transplant). Bone marrow transplantation with a graft derived from a matched donor is currently the standard-of-care treatment for many of these patients, but there is a significant unmet need for patients who cannot find a fully matched donor. NiCord is designed as a universal graft that addresses the limitations found in other sources of donor cells.
NiCord was granted Breakthrough Therapy designation from the FDA and Orphan Drug designation in the US and in Europe.

At the 2017 American Society of Hematology meeting, the Company presented final results from the Phase 1/2 trial evaluating NiCord. The study met its primary endpoint, demonstrating rapid neutrophil engraftment with manageable side effects.

In addition to hematologic malignancies, the Company is pursuing the development of NiCord for the treatment of bone marrow failure disorders. NiCord is currently being evaluated in a Phase 1/2 clinical trial sponsored by the National Institutes of Health in patients with severe aplastic anemia, a rare, life-threatening hematological disorder.

Beyond NiCord, the Company develops another product candidate, NAM-NK, for innate immunotherapy of expanded NK cells, to be used in combination with standard-of-care therapeutic antibodies. NK cells have potent anti-tumor properties and have the advantage over other oncology cell therapies of not requiring genetic matching, potentially enabling NK cells to serve as a universal donor-based therapy when combined with certain antibodies. A Phase 1 investigator-initiated study to treat patients with B-cell lymphoma and multiple myeloma is enrolling patients.

d.
The Company is devoting substantially all of its efforts toward research and development activities. In the course of such activities, the Company has sustained operating losses and expects such losses to continue in the foreseeable future. The Company’s accumulated deficits as of December 31, 2018 amounted to $169,213 and negative cash flows from operating activities for years ended December 31, 2018 amounted to $26,426. The Company requires additional financing in order to continue to fund its current operations and pay existing and future liabilities.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.

e.	Definitions:

In these financial statements:

The Company	-	Gamida Cell Ltd. and its Subsidiary

Subsidiary	Gamida Cell Inc. Incorporated in 2000 and intended to focus on sales and marketing upon product approval

Related Parties	-	As defined in IAS 24

Dollar	-	U.S. dollar